OPERATING EXPENSES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs
Personnel	R$ (3,754,032)	R$ (4,239,745)	R$ (4,633,682)
Voluntary dismissal plan	(226,815)	(544,609)	(1,260,370)
Material	(220,042)	(251,098)	(269,083)
Services	(2,237,706)	(2,361,562)	(2,065,232)
Energy purchased for resale	(5,068,123)	(3,028,226)	(3,117,655)
Charges on use of the electricity grid	(3,954,730)	(3,482,126)	(2,746,132)
Fuel for electricity production	(1,991,855)	(2,042,867)	(2,085,996)
Construction cost	(4,286,914)	(3,291,132)	(1,678,631)
Depreciation and amortization	(3,987,775)	(3,621,342)	(2,690,269)
Donations and contributions	145,085	111,101	206,438
Operating provisions/Reversals (34.1)	(180,019)	2,481,054	6,928,425
Others	(1,009,106)	(674,774)	(1,593,394)
Expenditure
Total expenditure	R$ (26,702,164)	R$ (26,129,636)	R$ (29,275,307)